Share-based compensation - Schedule of number of share options outstanding (Details)	3 Months Ended
	Mar. 31, 2026 $ / shares	Mar. 31, 2025 $ / shares	Mar. 31, 2026 $ / shares	Mar. 31, 2026 exercisable
Schedule Of Number Of Share Options Outstanding Abstract
Number of options, Outstanding Ending	160,956	42,456
Weighted average exercise price, Outstanding Ending	$ 6.97	$ 6.97
Number of options, Granted	35,000	57,692
Weighted average exercise price, Granted	$ 6.5	$ 9.46
Number of options, Expired	(456)	(12,500)
Weighted average exercise price, Expired	$ 155.47	$ 5.25
Number of options, Outstanding Ending	195,500	87,648
Weighted average exercise price, Outstanding Ending	$ 16.34	$ 8.85
Number of options, Exercisable	195,500	83,481		195,500
Weighted average exercise price, Exercisable		$ 9.01	$ 16.34